Composition of receivables (Details) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Receivables - current	[1]	$ 2,341,492	$ 1,475,417
Receivables - installments	[1]	2,483,647	1,443,793
Receivables - revolving	[2]	337,014	199,662
Total receivables		5,162,153	3,118,872
Credit card ECL allowance
Presented as deduction of receivables		(381,633)	(209,965)
Presented as "Other liabilities"		(9,046)	(7,577)
Total credit card ECL allowance		(390,679)	(217,542)
Receivables, net		4,771,474	2,901,330
Total receivables presented as assets		$ 4,780,520	$ 2,908,907

[1]	Current receivables are related to purchases made by customers due on the next credit card billing date. “Receivables – installments” is related to purchases in installments (“parcelado” in Brazil) which are financed by the merchant. With this product, the cardholder's purchase is paid in up to 12 equal monthly installments. The cardholder’s credit limit is initially reduced by the total amount and the installments become due and payable on the cardholder’s subsequent monthly credit card statements. The Group makes the corresponding payments to the credit card network (see note 19) following a similar schedule. As receipts and payments are aligned, the Group does not incur significant financing costs with this product, however it is exposed to the credit risk of the cardholder as it is obliged to make the payments to the credit card network even if the cardholder does not pay. “Receivables – installments” also includes the amounts of credit card bills not fully paid by the customers and that have been converted into payments in installments with a fixed interest rate (“fatura parcelada”).
[2]	Revolving receivables are amounts due from customers that have not paid in full their credit card bill. Customers may request to convert these receivables in loans to be paid in installments. In accordance with Brazilian regulation, revolving balances that are outstanding for more than 2 months are mandatorily converted into “fatura parcelada” - a type of installment loan which is settled through the customer’s monthly credit card bills.